Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 240,148	$ 11,362	$ 16,848
Restricted cash, current	276	276	276
Accounts receivable, net	4,671	2,327	937
Inventory, net	4,721	4,817	2,468
Prepaid expenses and other current assets	6,367	2,441	967
Total current assets	256,183	21,223	21,496
Property and equipment, net	8,562	9,731	10,533
Operating lease, right-of-use assets	10,024	11,071	6,549
Restricted cash, non-current	1,004	1,004	1,281
Other non-current assets		3,385
Total assets	275,773	46,414	39,859
Current liabilities:
Accounts payable	3,825	6,894	3,298
Accrued and other current liabilities	6,259	4,121	5,723
Short-term debt	0	7,130
Operating lease liability, current portion	2,895	2,772	1,924
Convertible notes, current portion			29,420
Total current liabilities	12,979	20,917	40,365
Long-term debt			9,729
Convertible notes, non-current			42,696
Operating lease liability, long-term portion	10,422	11,908	7,318
Redeemable convertible preferred stock warrant liability	25,471	49,293
Other non-current liabilities	899	978	54
Total liabilities	49,771	83,096	100,162
Commitments and contingencies
Redeemable convertible preferred stock	0	39,225	40,016
Stockholders' equity / (deficit):
Preference stock	0	0
Common stock	16	0	0
Additional paid-in capital	488,329	133,468	2,320
Notes receivable from stockholders			(44)
Accumulated deficit	(262,343)	(209,375)	(102,595)
Total stockholders' equity / (deficit)	226,002	(75,907)	(100,319)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity / (deficit)	$ 275,773	$ 46,414	$ 39,859